Cash and Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash and equivalents	$ 436	$ 712
Operating cash and equivalents
Cash and Cash Equivalents [Line Items]
Cash and equivalents	282	301
Short-term investments
Cash and Cash Equivalents [Line Items]
Cash and equivalents	3	151
Cash and equivalents held in consolidated joint ventures and Aspire Defence subcontracting entities
Cash and Cash Equivalents [Line Items]
Cash and equivalents	151	260
International
Cash and Cash Equivalents [Line Items]
Cash and equivalents	382	504
International | Operating cash and equivalents
Cash and Cash Equivalents [Line Items]
Cash and equivalents	228	187
International | Short-term investments
Cash and Cash Equivalents [Line Items]
Cash and equivalents	3	58
International | Cash and equivalents held in consolidated joint ventures and Aspire Defence subcontracting entities
Cash and Cash Equivalents [Line Items]
Cash and equivalents	151	259
Domestic
Cash and Cash Equivalents [Line Items]
Cash and equivalents	54	208
Domestic | Operating cash and equivalents
Cash and Cash Equivalents [Line Items]
Cash and equivalents	54	114
Domestic | Short-term investments
Cash and Cash Equivalents [Line Items]
Cash and equivalents	0	93
Domestic | Cash and equivalents held in consolidated joint ventures and Aspire Defence subcontracting entities
Cash and Cash Equivalents [Line Items]
Cash and equivalents	$ 0	$ 1